
FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or QUarter Ended September 30 2008

CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

Christopher Harrison
London
22 OCTOBER 2008

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).

List of other Managers reporting for this Manager: NONE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS [0]
FORM 13F INFORMATION TABLE ENTRY TOTAL [ 12 ]
FORM 13F INFORMATION TABLE TOTAL: USD 253,479 (thousands)


				13FHR/A INFORMATION TABLE

Column 1		        Column 2        Column 3  Column 4 Column 5 Column 6 Column 7 Column 8

							   Value    Shares  Invest  Other    Voting
Name of Issuer			Title of Class	ID_CUSIP   (x$1000) Discret Manager Manager Authority


PROCTER & GAMBLE CO		Common Share	742718109  13,938   200,000 YES	    None	Sole

NIKE INC-CL B			Common Share	654106103  22,077   330,000 YES	    None	Sole

COCA-COLA CO/THE		Common Share	191216100  13,220   250,000 YES	    None	Sole

KELLOGG CO			Common Share	487836108  12,910   230,000 YES	    None	Sole

JOHNSON & JOHNSON		Common Share	478160104  55,424   800,000 YES	    None	Sole

HEWLETT-PACKARD CO		Common Share	428236103  11,563   250,000 YES	    None	Sole

SPDR GOLD TRUST			Common Share	78463V107  7,010    82,400  YES	    None	Sole

ENERGY TRANSFER PARTNERS LP	Common Share	29273R109  11,786   320,000 YES     None	Sole

ENTERPRISE PRODUCTS PARTNERS	Common Share	293792107  12,885   500,000 YES	    None	Sole

DEVON ENERGY CORPORATION	Common Share	25179M103  37,392   410,000 YES	    None	Sole

COLGATE-PALMOLIVE CO		Common Share	194162103  13,563   180,000 YES	    None	Sole

APACHE CORP			Common Share	037411105  41,712   400,000 YES	    None	Sole

